CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net loss	$ (5,758,065)	$ (2,545,151)	$ (7,870,378)	$ (29,982,292)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation And Amortization			385,464	232,194
Gain on extinguishment of debt	245,105	0	0	224,166
Loss On Disposal Of Property And Equipment			0	39,434
Change in fair value of derivative liability	(1,040,000)	0	60,000	(60,650)
Amortization Of Interest - Conversion Features	709,121	91,543	835,081	1,407,675
Amortization Of Interest			1,231,661	8,656
Stock warrants expense	655,346	0	0	219,670
Net loss	(5,758,065)	(2,545,151)	(7,870,378)	(29,982,292)
Stock options expense	926,456	140,726	723,262	239,478
Stock-based compensation expense	751,607	187,065	473,748	54,283
Amortization	192,732	192,732
Asset Impairment Adjustment			0	25,320,555
Changes in assets and liabilities:
Inventory	132,849	0	(39,461)	0
Amortization of interest	423,782	111,655
Prepaid expenses	243,952	(13,517)	42,585	3,515
Gain on extinguishment of debt	245,105	0	0	224,166
Other assets			(21,896)	(8,680)
Accounts payable	(20,109)	114,809	168,842	113,158
Accrued expenses	1,011,586	(13,344)	150,865	(4,666)
Accrued Interest Payable	113,451	(217)	117,666	26,677
Related party payables	(66,976)	(10,120)	54,259	(24,706)
Accounts Receivable	(1,250)	0
Net cash used in operating activities	(2,721,376)	(1,628,316)	(3,688,302)	(2,191,533)
Inventory	132,849	0	(39,461)	0
Investing Activities:
Proceeds From Disposal Of Property And Equipment			0	951
Prepaid expenses	243,952	(13,517)	42,585	3,515
Financing Activities:
Proceeds from notes payable - related parties	0	1,030,000	1,030,000	0
Other assets	(3,151)	0
Repayments of notes payable - related parties	0	(30,000)	(30,000)	0
Proceeds from notes payable - non-related parties	0	1,005,000	1,005,000	41,665
Proceeds From Convertible Debenture Payable			2,500,000	0
Debt Issuance Costs			(275,000)	0
Proceeds From Exercise Of Stock Warrants			88,470	0
Stock subscriptions payable	0	(88,469)
Proceeds From Exercise Of Stock Options			19,258	0
Proceeds From Offering Of Preferred Stock - Related Parties			0	1,700,000
Proceeds from public equity offering	10,004,245	0	15,000,000
Net cash provided by financing activities	5,590,499	2,005,000	4,337,728	1,741,665
Cost of public equity offering	(1,309,882)	0
Net Change In Cash	2,869,123	376,684	649,426	(448,917)
Repayments of convertible debenture payable	(3,048,781)	0
Cash At The Beginning Of The Period	882,268	232,842	232,842	681,759
Cash At The End Of The Period	3,751,391	$ 609,526	$ 882,268	232,842
Schedule Of Non-Cash Investing And Financing Activities:
Issuance of common stock for rent		49,600	49,600
Issuance Of Common Stock For Prior Year Accrued Dividends	0	$ 107,880	$ 107,880	107,880
Repayments of notes payable - non-related parties	(55,083)	0
Intrinsic value-beneficial conversion feature	0	909,214	909,214	1,407,501
Relative fair value of stock warrants granted	0	1,092,708	1,939,756	0
Convertible Debenture Payable Discount			823,781	0
Fair Value Of Embedded Conversion Feature			980,000	0
Derecognition of convertible debenture	3,048,781	0
Gain On Related Party Payables Converted To Capital			0	272,299
Reacquisition value of convertible debenture	(3,912,781)	0
Accounts Payable And Accrued Expenses Converted To Capital			0	265,677
Fair value of shares issued for services	719,000	0
Related Party Payables Converted To Capital			0	579,814
Financing of insurance	(274,589)	0
Related Party Debt Converted To Capital After Exercise Of Cashless Stock Warrants			0	65,728
Non-related party debt converted to capital	47,500	0	0	166,526
Related Party Debt Converted To Capital			0	2,378,478
Reclassification of common shares from reverse stock split	155	0
Reclassification of elective shareholder conversion of common shares to preferred shares	30	0
Gain On Related Party Debt Converted To Capital			0	124,291
Issuance Of Common Stock, Stock Warrants And Convertible Note For Asset Purchase			0	29,222,955
Prepaid Expenses With Common Shares			0	122,162
Shares Issued For Cash Received In Prior Years			0	$ 1,000,000
Shares Issued For Executive Compensation In Prior Year				76,480
Supplemental Disclosure:
Cash paid for interest	10,379	62,491	72,762	$ 1,979
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0